File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   June 30, 2005
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                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

Philip A. Littlehale, Manager-Reporting & Control (617)572-5011
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 9th day of August, 2005.

John Hancock Life Insurance Company

By:    /s/Philip A. Littlehale
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Title: Philip A. Littlehale, Manager-Reporting & Control,
        John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0. John Hancock Life Insurance Company
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John Hancock Mutual Life Insurance Company
June 30, 2005

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        Item 1          Item 2  Item 3            Item 4       Item 5            Item 6              Item 7              Item 8
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                                                  Fair    Principal or     Investment Direction:   Manager      Voting Athrty-Shares
    Name of Issuer      Class  Cusip         Market Value # of Shares  Sole  Shared/Aff Shared/Oth         Sole   Shared       None

Allis Chalmers corp    common  019645 50 6       14,170        2,508    X                            1     2,508
AMR Corp               common  001765 10 6       43,560        3,597    X                            1     3,597
Cisco                  common  17275R 10 2      545,688       28,600                        X        2              28,600
Coinstar Inc.          common  19259P 30 0      792,750       35,000    X                            1    35,000
Delta Airlines Inc     common  247361 10 8      203,694       54,174    X                            1    54,174
Enerplus Resources     common  29274D 60 4   11,633,886      304,552    X                            1   304,552
Hawaiian Holdings      common  419879 10 1    2,165,490      534,689    X                            1   534,689
Huntsman Corp          common  447011 10 7    8,330,382      410,971    X                            1   410,971
Lily Eli & Co          common  532457 10 8       78,217        1,404    X                            1     1,404
Nabors Indstries, Inc. common  G6359F 10 3    7,210,749      118,950    X                            1   118,950
Navistar Intl Corp     common  63934E 10 8    1,023,904       31,997    X                            1    31,997
Range Resources        common  541509 30 3    4,459,832      165,793    X                            1   165,793

TOTALS                                       36,502,323    1,692,235                                   1,663,635    28,600
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